DESCRIPTION OF PLAN - Vesting, Forfeitures, Payment of benefits and Withdrawals Prior to Termination (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($) age
DESCRIPTION OF PLAN
Vesting percentage	100.00%
Employer contribution minimum cliff vesting period	2 years
Amount of forfeited nonvested accounts used to offset employer contributions	$ 1,400,000
Employer match distribution waiting period	5 years
Normal retirement age | age	65
Automatic Cash out threshold	$ 1,000
Mandatory distribution maximum amount	5,000
Minimum balance subject to rollover notice	$ 200
Distribution election notice period	30 days
Threshold participant age for withdrawal | age	59.5